Note 8 - Stock Options - Outstanding (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Number of outstanding options (in thousands) (in shares)	[1]	970
Number of outstanding options (in thousands) (in shares)		917	1,172
Weighted average remaining contractual life (Year)	[1]	3 years 14 days
Weighted average remaining contractual life (Year)		2 years 259 days
Weighted average exercise price per share (in dollars per share)	[1]	$ 0.95
Weighted average exercise price per share (in dollars per share)		$ 0.84	$ 0.84
Intrinsic value (in thousands)	[1]	$ 4,411
Intrinsic value (in thousands)		$ 4,278

[1]	Includes effects of expected forfeitures